Inventories	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Inventories
NOTE 8. INVENTORIES
Inventories consists of the following:

December 31,	2021	2020
Direct materials	$83,943	$119,342
Repair and distribution parts	54,156	52,125
Work-in-progress	31,298	25,185
Equipment	3,290	15,599

Total inventories	$172,687	$212,251

December 31,	2021	2020
Work-in-progress related to finance leases	$36,169	$—
The amount of inventory and overhead costs recognized as an expense and included in cost of goods during 2021 was $740.6 million (December 31, 2020 – $918.9 million; December 31, 2019 – $1,616.3 million). Cost of goods sold is made up of direct materials, direct labour, depreciation on manufacturing assets, post-manufacturing expenses, and overhead. Cost of goods sold also includes inventory write-downs pertaining to obsolescence and aging

together with recoveries of past write-downs upon disposition. The net amount of inventory write-downs charged to the consolidated statements of earnings and included in cost of goods sold for the year ended December
31
,
2021
was $
6.1
 million (
December 31, 2020
–
$
5.4
 million; December
31
,
2019
–
$
5.9
million).
The costs related to the construction of rental assets determined to be finance leases are accounted for as work-in-progress
related to finance leases. Once the project is completed and enters service it will be reclassified to cost of goods sold. During the year ended December 31, 2021 the Company spent $36.2 million (December 31, 2020 – nil) related to finance leases.